Description of business (Details Textual) - shares			9 Months Ended	12 Months Ended
	Oct. 05, 2017	Jan. 03, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Aug. 12, 2014
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage			50.00%		50.00%
Joint Ventures, Ownership Percentage			50.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			49.00%
Hoegh Grace [Member]
Condensed Financial Statements, Captions [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		49.00%
Hoegh Grace [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued	4,600,000
Preferred Stock, Dividend Rate, Percentage	8.75%
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		51.00%
Limited Partners Capital Account, Units Issued						2,116,060
Hoegh LNG Partners LP [Member] | Hoegh Grace [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued	4,600,000
Preferred Stock, Dividend Rate, Percentage	8.75%
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Hoegh LNG Colombia Holding Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				51.00%
Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Hoegh LNG FSRU IV Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term			10 years
Non Cancellable Lease Expiration Term			10 years
Lease Initial Term			20 years
Hoegh LNG FSRU IV Ltd. [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term			10 years
Hoegh LNG FSRU IV Ltd. [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term			15 years
Underwritten Public Offering [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued				6,588,389